Vessel Operating Costs (Tables)	6 Months Ended
Jun. 30, 2020
Vessel Operating Costs
Schedule of vessel operating costs

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Crew costs	9,178	8,780	18,273	17,619
Technical maintenance expenses	4,800	4,142	9,697	10,079
Other operating expenses	4,570	3,973	9,209	8,290
Total	18,548	16,895	37,179	35,988